CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.

ARTICLES SUPPLEMENTARY

SERIES D MANDATORY REDEEMABLE PREFERRED STOCK

SERIES E MANDATORY REDEEMABLE PREFERRED STOCK

ClearBridge Energy Midstream Opportunity Fund Inc. (formerly known as ClearBridge Energy MLP Opportunity Fund Inc.) (the “Company”), a Maryland corporation, certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST: Under a power contained in Article V of the charter of the Company (which, as restated, amended or supplemented from time to time, together with these Articles Supplementary, is referred to herein as the “Charter”), the Board of Directors by duly adopted resolutions classified and designated (i) 30 shares of authorized but unissued Common Stock (as defined in the Charter) as shares of a new series of Preferred Stock (as defined below) designated as Series D Mandatory Redeemable Preferred Stock, $.001 par value per share, liquidation preference $100,000.00 per share and (ii) 70 shares of authorized but unissued Common Stock as shares of a new series of Preferred Stock designated as Series E Mandatory Redeemable Preferred Stock, $.001 par value per share, liquidation preference $100,000.00 per share, each with the following preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, which, upon any restatement of the Charter, shall become part of Article V of the Charter, with any necessary or appropriate renumbering or relettering of the sections or subsections hereof.

MRP SHARES

DESIGNATION

Preferred Stock: (i) 30 shares of Common Stock are classified and designated as Series D Mandatory Redeemable Preferred Stock, $.001 par value per share, liquidation preference $100,000.00 per share (the “Series D MRP Shares”) and (ii) 70 shares of Common Stock are classified and designated as Series E Mandatory Redeemable Preferred Stock, $.001 par value per share, liquidation preference $100,000.00 per share (the “Series E MRP Shares,” and together with the Series D MRP Shares, the “MRP Shares”).

The initial Dividend Period for the Series D MRP Shares shall be the period from but excluding November 15, 2018 to and including February 15, 2019. Each Series D MRP Share will have a dividend rate equal to 4.37% per annum. Each Series D MRP Share shall have such other preferences, rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption, in addition to those required

State of Maryland Department of Assessments and Taxation Charter Division	Larry Hogan Governor Michael L. Higgs Acting Director

Date: 11/15/2018

HIQ CORPORATE SERVICES, INC.

715 SAINT PAUL ST

BALTIMORE MD 21202-2311

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:

ENTITY NAME	: CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.
DEPARTMENT ID	: D14048078
TYPE OF REQUEST	: ARTICLES SUPPLEMENTARY
DATE FILED	: 11-15-2018
TIME FILED	: 01:46 PM
RECORDING FEE	: $100.00
EXPEDITED FEE	: $425.00
FILING NUMBER	: 1000362011654607
CUSTOMER ID	: 0003692919
WORK ORDER NUMBER	: 0004909496

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore Metro Area (410) 767-1350

Outside Metro Area (888) 246-5941

301 West Preston Street-Room 801-Baltimore, Maryland 21201-2395

Telephone (410)767-4950 / Toll free in Maryland (888)246-5941

MRS (Maryland Relay Service) (800)735-2258 TT/Voice

ENTITY TYPE:	ORDINARY BUSINESS - STOCK

STOCK:	Y

CLOSE:	N

EFFECTIVE DATE:	11-15-2018

PRINCIPAL OFFICE:	2405 YORK ROAD SUITE 201 LUTHERVILLE TIMONIUM MD 21093-2264

RESIDENT AGENT:	THE CORPORATION TRUST INCORPORATED 2405 YORK ROAD SUITE 201 LUTHERVILLE TIMONIUM MD 21093-2264